Note 5 - Credit Assets, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Principal amount	$ 4,507,180		$ 4,217,642	$ 3,999,160
Accrued interest	21,590		21,777	21,700
Total credit assets, net of allowance for credit losses	4,523,812		4,236,116	4,018,458
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(4,958)		(3,303)	(2,402)
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	3,548,931		3,307,328	3,114,024
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(3,000)	$ (1,971)	(783)	(207)	$ (65)	$ (100)
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	958,249		910,314	885,136
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	$ (1,958)	$ (2,262)	$ (2,520)	$ (2,195)	$ (2,321)	$ (2,413)